May 7, 1998




Office of Records
Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

RE:  The Enterprise Group of Funds. Inc.
     Registration No. 2-28097
     Rule 497 Filing

To Whom It May Concern:

The following amendment to the Prospectus dated
May 1, 1998, is filed pursuant to Rule 497(e) by supplement or sticker to the above-referenced Fund.
No changes were necessary to the above-referenced
Fund. No changes were necessary to the cross-reference sheet.

Thank you for your assistance.

Sincerely,




Catherine R. McClellan
Senior Vice President and Chief Counsel